Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of share-based compensation expenses

The amounts of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year ended December 31,
	2018	2019	2020
	(in thousands)

Cost of revenues	$90	9	87
Research and development	3,165	339	4,467
General and administrative	387	50	368
Sales and marketing	544	59	603
Total compensation recognized in income	$4,186	457	5,525
Income tax benefit	$894	89	1,176

Schedule of RSUs activity under the long-term incentive plan

RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value

Balance at January 1, 2018	92,600	$8.77
Granted	676,273	5.76
Vested	(698,427)	5.92
Forfeited	(10,108)	8.55
Balance at December 31, 2018	60,338	7.98
Vested	(38,878)	8.29
Forfeited	(2,967)	7.98
Balance at December 31, 2019	18,493	7.34
Granted	1,402,714	3.44
Vested	(1,392,355)	3.47
Forfeited	(5,963)	6.57
Balance at December 31, 2020	22,889	3.88

Schedule of allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan

The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Cost of revenues	$56	-	70
Research and development	3,104	86	3,924
General and administrative	373	26	319
Sales and marketing	538	19	520
Total compensation recognized in income	$4,071	131	4,833
Income tax benefit	$894	30	1,044

Schedule of valuation assumptions

The risk-free rates for the expected term of the options are based on the interest rates of 1 years and 1.5 years U.S. Treasury yield at the time of grant.

2019 plan
Valuation assumptions:
Expected dividend yield	3.5%
Expected volatility	51.96%-57.79%
Expected term (years)	1-1.5
Risk-free interest rate	1.69%-1.75%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of Units	price	term

Granted	2,226,690	$2.27	1.75
Exercised	-	-
Forfeited	-	-
Balance at December 31, 2019	2,226,690	2.27	1.5
Granted	163,500	3.05	0.88
Exercised	(1,574,869)	2.32
Forfeited	(236,853)	2.30
Balance at December 31, 2020	578,468	2.36	0.54
Exercisable at December 31, 2020	578,468	2.36	0.54

Himax Imaging [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2016 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	38.04%
Expected term (years)	3.125
Risk-free interest rate	0.50%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2018	581,000	$0.9139	2.0
Granted	-	-
Exercised	-	-
Forfeited	(35,000)	0.9139
Balance at December 31, 2018	546,000	0.9139	1.0
Granted	-	-
Exercised	-	-
Forfeited	(25,000)	0.9139
Expired	(521,000)	0.9139
Balance at December 31, 2019	-	-	-
Exercisable at December 31, 2019	-	-

Imaging Taiwan [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

The risk-free rates for the expected term of the options are based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2016 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	38.04%
Expected term (years)	3.125
Risk-free interest rate	0.50%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2018	1,509,000	$0.9139	2.0
Granted	-	-
Exercised	-	-
Forfeited	(150,000)	0.9139
Balance at December 31, 2018	1,359,000	0.9139	1.0
Granted	-	-
Exercised	-	-
Forfeited	(209,000)	0.9139
Expired	(1,135,000)	0.9139
Balance at December 31, 2019	15,000	0.9139	-
Expired	(15,000)	0.9139
Balance at December 31, 2020	-	-	-
Exercisable at December 31, 2020	-	-

Himax Display [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

The risk-free rate for the expected term of the options is based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2015 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	33.52%
Expected term (years)	3.125
Risk-free interest rate	0.65%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2018	1,943,000	$1.986	1.75
Granted	-	-
Exercised	-	-
Forfeited	(32,000)	1.986
Balance at December 31, 2018	1,911,000	1.986	0.75
Granted	-	-
Exercised	-	-
Forfeited	(22,200)	1.986
Expired	(1,888,800)	1.986
Balance at December 31, 2019	-	-	-
Exercisable at December 31, 2019	-	-